John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778 Fax: 913.660.9157
john.lively@1940actlawgroup.com

September 4, 2013

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 2054

RE: The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of the DGHM Investment Trust (the “Trust”) (File Nos. 333-137775 and 811-21958)

Ladies and Gentlemen:

               Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 13 to the Trust’s Registration Statement under the Securities Act and Amendment No. 15 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”). The Amendment is being filed for the purpose of addressing SEC staff comments received on the Trust’s Rule 485(a) filing made by the Trust on July 18, 2013 and making other minor and conforming changes. This Amendment reflects the revisions made in response to SEC comments received on August 26, 2013 and which are contained in a correspondence filing made for the Trust.

               If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively @1940actlawgroup.com.

Regards,

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.